Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 401	$ 398
Less: accumulated depreciation	(394)	(391)
Property and equipment, net	7	7
Depreciation Expenses	3	208	$ 184
Cost of Revenues [Member]
Schedule of Property and Equipment [Line Items]
Depreciation Expenses		79	85
General and Administrative Expenses [Member]
Schedule of Property and Equipment [Line Items]
Depreciation Expenses	2	129	99
Research and development expenses [Member]
Schedule of Property and Equipment [Line Items]
Depreciation Expenses	1
Computer and network equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	44	43
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	79	78
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	61	61
Production equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 217	$ 216